FINANCIAL LIABILITIES - Additional Information (Details) $ / shares in Units, $ in Millions	1 Months Ended	3 Months Ended		6 Months Ended			12 Months Ended
	Aug. 31, 2021	Jun. 30, 2026 USD ($) $ / shares	Jun. 30, 2025 USD ($)	Jun. 30, 2026 $ / shares $ / shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 shares
Disclosure of financial liabilities [line items]
Number of share issued, opening (in dollar per share) | $ / shares		$ 36.49		$ 36.49	$ 36.49
Dividends recognised as distributions to owners | $		$ 61	$ 57		$ 122	$ 114
Exchangeable Shares
Disclosure of financial liabilities [line items]
Exchangeable share, deliver for each unit purchased	1
Issuance of exchangeable LP units (in shares) | shares					48,473		155,557
Share Issuance (in shares) | shares					2,982,920		833,272
Shares exchanged to units (in shares) | shares					(8,174)		(45,782)
BIPC ATM
Disclosure of financial liabilities [line items]
Share Issuance (in shares) | shares					2,982,920
Average prices (in dollars per share) | (per share)				$ 64.47	$ 47.27
Gross proceeds from issuance | $					$ 141
Net proceeds from issuance | $					139
Agent commission costs | $					$ 2